Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	₩ 5,349,248	₩ 5,747,195	₩ 3,835,879
Interest paid	(394,162)	(361,741)	(263,520)
Interest received	385,672	360,614	307,091
Dividends received	75,613	60,987	68,827
Income tax paid	(350,575)	(303,766)	(351,212)
Net cash inflow from operating activities	5,065,796	5,503,289	3,597,065
Cash flows from investing activities
Collection of loans	34,510	53,885	44,287
Loans granted	(30,099)	(37,771)	(43,694)
Disposal of financial assets at fair value through profit or loss	122,497	90,487	1,298,621
Disposal of financial assets at amortized cost	1,633,074	1,543,663	1,046,115
Disposal of financial assets at fair value through other comprehensive income	37,134	306	97,932
Disposal of assets held-for-sale	0	0	4,600
Disposal of investments in associates and joint ventures	21,981	6,890	34,828
Acquisition of investments in associates and joint ventures	(49,399)	(106,389)	(280,988)
Disposal of property and equipment, and investment properties	103,295	100,348	178,063
Acquisition of property and equipment, and investment properties	(2,909,481)	(3,692,972)	(3,439,857)
Acquisition of financial assets at fair value through profit or loss	(172,476)	(220,989)	(1,317,175)
Acquisition of financial assets at amortized cost	(1,187,651)	(1,875,525)	(1,450,442)
Acquisition of financial assets at fair value through other comprehensive income	(400)	(10,267)	(449,504)
Disposal of intangible assets	6,955	7,078	20,088
Disposal of right-of-use assets	186	529	97
Settlement of derivative assets and liabilities	0	4,888	0
Acquisition of intangible assets	(438,653)	(478,685)	(545,190)
Acquisition of right-of-use assets	(16,447)	(1,065)	(2,090)
Acquisition of businesses	(10,310)	(51,561)	(41,088)
Disposal of businesses	9,847	46,642	6,754
Net cash outflow from investing activities	(2,845,437)	(4,620,508)	(4,838,643)
Cash flows from financing activities
Proceeds from borrowings and debentures	4,597,704	5,381,231	4,234,570
Repayments of borrowings and debentures	(4,732,931)	(5,275,113)	(2,843,249)
Settlement of derivative assets and liabilities, net	81,443	48,183	35,083
Cash inflow from issuance of shares to NCI	812	632,776	125,066
Cash outflow from issuance of shares to NCI	(32,124)	(7,988)	(28,848)
Cash inflow from other financing activities	10,442	2,082	2,193
Dividends paid to shareholders	(872,350)	(526,826)	(476,800)
Acquisition of treasury stock	(27,100)	(300,086)	0
Cash outflow from other financing activities	(922)	0	0
Cash outflow under derivatives contracts	(855)	0	0
Repayment of leases liabilities	(414,172)	(407,051)	(378,684)
Net cash outflow from financing activities	(1,390,053)	(452,792)	669,331
Effect of exchange rate change on cash and cash equivalents	6,820	503	1,717
Net increase (decrease) in cash and cash equivalents	837,126	430,492	(570,530)
Cash and cash equivalents at beginning of year	2,879,554	2,449,062	3,019,592
Cash and cash equivalents at end of year	₩ 3,716,680	₩ 2,879,554	₩ 2,449,062